Revenue and Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2025
Revenue and Cost of Sales [Abstract]
Schedule of Revenue

Revenue

Thousands of $ For the years ended December 31	2025	2024	2023
Tissue-based revenue	81,491	72,329	55,718
Liquid-based revenue	26,058	17,581	14,247
Royalties and other revenues	326	139	228
Total revenue	107,875	90,049	70,193

Schedule of Cost of Sales

Cost of sales (exclusive of amortization of intangible assets)

Thousands of $ For the years ended December 31	2025	2024	2023
Cost of sales (exclusive of amortization of intangible assets)	38,242	34,908	26,264
Total cost sales (exclusive of amortization of intangible assets)	38,242	34,908	26,264